Purchase Consideration (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands						1 Months Ended			12 Months Ended
		Aug. 10, 2014	[1]	May 31, 2014	[3]	May 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Business acquisition, cash consideration											¥ 137,445
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, cash consideration		¥ 598,500									598,500
Other acquisitions
Business Acquisition [Line Items]
Business acquisition, cash consideration	[2]										49,554
Fair value of contingent consideration in shares reclassified to additional paid in capital										¥ 4,543
Business acquisition, shares issued										225,262
Aipu Group
Business Acquisition [Line Items]
Business acquisition, cash consideration				¥ 700,000							¥ 700,000
Contingent consideration reversed									¥ 57,700
American Depository Shares
Business Acquisition [Line Items]
Business acquisition, shares issued									223,161	146,372	0
American Depository Shares | Dermot Entities
Business Acquisition [Line Items]
Fair value of contingent consideration in shares reclassified to additional paid in capital							¥ 210,000	¥ 210,000
Business acquisition, shares issued						1,618,251		1,923,556

[1]	RMB 598,500 of the above cash consideration was paid in 2014.
[2]	RMB49,554 of the above cash consideration was paid in 2014.
[3]	RMB700,000 of the above cash consideration was paid in 2014.